Fair Value Measurement - Assets Measured at Fair Value on Recurring Basis (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other non-current assets	¥ 732,805	$ 106,582	¥ 17,361
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted cash, non-current	5,000	727
Assets measured at fair value on recurring basis	9,898,158	1,439,628	7,971,241
Fair Value, Measurements, Recurring [Member] | Time Deposit [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents			694,500
Fair Value, Measurements, Recurring [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	7,295	1,061	34,105
Short-term investments	24,394	3,548
Fair Value, Measurements, Recurring [Member] | Term Deposits [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	1,732,110	251,925	842,912
Fair Value, Measurements, Recurring [Member] | Adjustable-Rate Financial Products [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	8,092,984	1,177,076	6,389,682
Fair Value, Measurements, Recurring [Member] | Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other non-current assets	36,375	$ 5,291
Fair Value, Measurements, Recurring [Member] | Money Market Fund [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments			10,042
Fair Value Measurement Using Inputs Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	7,295		34,105
Fair Value Measurement Using Inputs Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	7,295		34,105
Fair Value Measurement Using Inputs Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted cash, non-current	5,000
Assets measured at fair value on recurring basis	9,854,488		7,937,136
Fair Value Measurement Using Inputs Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Time Deposit [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents			694,500
Fair Value Measurement Using Inputs Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	24,394
Fair Value Measurement Using Inputs Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Term Deposits [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	1,732,110		842,912
Fair Value Measurement Using Inputs Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Adjustable-Rate Financial Products [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	8,092,984		6,389,682
Fair Value Measurement Using Inputs Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Money Market Fund [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments			¥ 10,042
Fair Value Measurement Using Inputs Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	36,375
Fair Value Measurement Using Inputs Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other non-current assets	¥ 36,375